Employee Benefit Plans - Plan Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Balance at the beginning of period	$ 625	$ 1,199
Acquisition of Excelian Luxoft Financial Services AG	5,010	0
Actual return on plan assets	484	(50)
Contribution paid	403	251
Contributions by plan participants	132	0
Benefits (paid)/deposited	2,708	(742)
Foreign currency exchange rate changes	253	(33)
Balance at the end of period	$ 9,615	$ 625